Repurchases of Common Stock - Schedule of Repurchases of Common Stock (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Equity [Abstract]
Number of Shares Repurchased | shares	7,010,889
Average Price Paid Per Share (usd per share) | $ / shares	$ 63.34
Total Purchase Price | $	$ 444